Leases (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Leases (Tables) [Line Items]
Schedule of Condensed Consolidated Balance Sheets

The following was included in the condensed consolidated balance sheets at September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Operating lease right-of-use assets	$1,067,373	$1,268,139

Operating lease liabilities, current portion	724,083	583,429
Operating lease liabilities, long-term	448,633	799,385
Total operating lease liabilities	$1,172,716	$1,382,814

Weighted-average remaining lease term (years)	1.64	2.39
Weighted-average discount rate	4.98%	4.97%

The following amounts were recorded in the Company’s consolidated balance sheets relating to its operating and finance lease and other supplemental information:

Weighted average remaining lease term (years)
Operating leases	2.39	2.86
Finance leases	3.28	4.28
Weighted average discount rate
Operating leases	4.97%	4.26%
Finance leases	9.76%	9.75%

Schedule of Operating Lease Liabilities

As of September 30, 2025, maturities of operating lease liabilities were as follows:

Year Ending December 31,	Amount
2025 (remaining)	$192,604
2026	717,863
2027	244,051
2028	69,147
Total	1,223,665
Less: imputed interest	(50,949)
Total operating lease liabilities	$1,172,716

The following tables present the maturity of operating and finance lease liabilities as of December 31, 2024:

Years	Operating Leases
2025	636,225
2026	572,098
2027	200,061
2028	58,565
Total lease payments	1,466,949
Less interest	84,135
Present value of lease liabilities	1,382,814

Schedule of Financing Lease Liabilities

As of September 30, 2025, maturities of finance lease liabilities were as follows:

Year Ending December 31,	Amount
2025 (remaining)	$42,869
2026	171,476
2027	171,476
2028	47,607
Total	433,428
Less: imputed interest	(50,810)
Total finance lease liabilities	$382,618
Finance leases
Years	Finance Leases
2025	171,476
2026	171,476
2027	171,476
2028	47,607
Total lease payments	562,035
Less interest	82,764
Present value of lease liabilities	479,271

Heliogen, Inc. [Member]
Leases (Tables) [Line Items]
Schedule of Condensed Consolidated Balance Sheets

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

$ in thousands	Financial Statement Line	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	Operating lease right-of-use assets	$122	$2,831
Operating lease liabilities, current	Accrued expenses and other current liabilities	989	2,550
Operating lease liabilities, non-current	Operating lease liabilities, non-current	21	2,314

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	June 30, 2025	December 31, 2024
Weighted-average remaining lease term (years)	1.0	2.5
Weighted-average discount rate	7.5%	8.4%

The following table summarizes the components of lease costs:

	Year Ended December 31,
$ in thousands	2024	2023
Operating lease cost	$2,738	$2,759
Sublease income	(167)	(155)
Total lease cost	$2,571	$2,604

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (years)	2.5	7.0
Weighted-average discount rate	8.4%	7.4%

Schedule of Operating Lease Liabilities

As of June 30, 2025, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025 (remaining months)	$555
2026	495
Total future lease payments	$1,050
Less: Imputed interest	(40)
Present value of future lease payments	$1,010

As of December 31, 2024, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025	$2,854
2026	1,947
2027	109
2028	111
2029	112
Thereafter	437
Total future lease payments	$5,570
Less: Imputed interest	(706)
Present value of future lease payments	$4,864

Schedule of Lease Assets and Liabilities

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

		December 31,
$ in thousands	Financial Statement Line	2024	2023
Operating lease right-of-use assets	Operating lease right-of-use assets	$2,831	$13,909
Operating lease liabilities, current	Accrued expenses and other current liabilities	2,550	1,792
Operating lease liabilities, non-current	Operating lease liabilities, non-current	2,314	12,878

Schedule of Supplemental Cash Flow Information

The following table summarizes the supplemental cash flow information related to leases:

	Six Months Ended
	June 30,
$ in thousands	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$627	$1,370
Right-of-use assets obtained in exchange for new operating lease liabilities	—	132
Right-of-use assets removed upon lease termination	1,494	—
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement	—	6,417

The following table summarizes the supplemental cash flow information related to leases:

	Year Ended December 31,
$ in thousands	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$2,819	$2,717
Right-of-use assets obtained in exchange for new operating lease liabilities	132	847
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement	7,868	—